Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Maturities Of Lease Liabilities Abstract
2024	$ 824
2025	768
2026	664
2027	636
2028	627
Thereafter	303
Total undiscounted lease payments	3,822
Less – imputed interests	(663)
Present value of lease liabilities	$ 3,159	$ 2,911